Average Annual Total Returns - FidelitySustainableCorePlusBondFund-AMCIZPRO - FidelitySustainableCorePlusBondFund-AMCIZPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 30, 2024
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.50%
Since Inception	(1.25%)	[1]
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	2.02%
Since Inception	(2.87%)	[2]
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.62%
Since Inception	(4.15%)	[2]
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.16%
Since Inception	(2.73%)	[2]
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.60%
Since Inception	(0.23%)	[3]
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.55%
Since Inception	(0.27%)	[4]
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	2.04%
Since Inception	(2.86%)	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.15%)
IXYQV
Average Annual Return:
Past 1 year	5.48%
Since Inception	(0.12%)

[1]	C From April 13, 2022 .
[2]	A From April 13, 2022 .
[3]	E From April 13, 2022 .
[4]	D From April 13, 2022 .
[5]	B From April 13, 2022 .